Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings
Schedule of borrowings

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Short-term borrowings	620,200,000	901,000,000	147,246,282

Long-term borrowings
Current portion	24,000,000	24,000,000	3,922,210
Non-current portion	48,000,000	84,000,000	13,727,733
	692,200,000	1,009,000,000	164,896,225

Schedule of borrowings from various financial institutions at end of the reporting period

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Industrial & Commercial Bank of China (note (i))	122,000,000	48,000,000	7,844,420
Agricultural Bank of China (note (ii))	103,200,000	190,000,000	31,050,825
Longjiang Bank (note (iii))	25,000,000	—	—
China Construction Bank (note (iv))	150,000,000	300,000,000	49,027,619
Agricultural Development Bank of China (note (v))	100,000,000	260,000,000	42,490,603
China CITIC Bank (note (vi))	170,000,000	170,000,000	27,782,317
Bank of China (note (vii))	22,000,000	15,000,000	2,451,381
Xingye International Trust Co., Ltd (note (viii))	—	26,000,000	4,249,060
Total borrowings	692,200,000	1,009,000,000	164,896,225

Note (i):As of December 31, 2014, one long-term loan of RMB 48,000,000 ($7,844,420) obtained from the Industrial & Commercial Bank of China (the “ICBC”) was still outstanding:

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A long-term loan of RMB48,000,000 ($7,844,420)—The total original loan amount was RMB90,000,000 ($14,708,286). The interest bearing at a floating rate was thereon based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 10% (6.60% per annum as of the December 31, 2014, and adjustable yearly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2014, a total amount of RMB42,000,000 ($6,863,867) had been repaid, and RMB48,000,000 ($7,844,420) was still outstanding, and subsequently, the Company need to repay RMB6,000,000 ($980,552) per quarter until October 12, 2016. Borrowings under the loan agreement are guaranteed by a third party company.

During the year ended December 31, 2013, the ICBC granted the Company two loans of RMB140,000,000, in which RMB122,000,000 was still outstanding as of December 31, 2013:

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A short-term loan of RMB50,000,000—The interest thereon bear a floating rate that is by the People’s Bank of China for loans with the same or similar terms on the contract date rise 15% (6.90% per annum as of December 31, 2013 and adjustable quarterly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2013, an amount of RMB50,000,000 was outstanding, which has been fully repaid on September 9, 2014. Borrowing under the loan agreement is guaranteed by a third party company.

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A long-term loan of RMB72,000,000—The total original loan amount was RMB90,000,000. The interest thereon bear at a floating rate that was based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 10% (7.04% per annum as of the December 31, 2013, and adjustable yearly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2013, a total amount of RMB18,000,000 was repaid, and RMB72,000,000 was still outstanding, and subsequently, the Company need to repay RMB6,000,000 per quarter until October 12, 2016. Borrowings under the loan agreement are guaranteed by a third party company.

Note (ii):During the year ended December 31, 2014, the Agricultural Bank of China (the “ABC”) granted the Company seven loans of RMB190,000,000 ($31,050,825) which are including:

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Six short-term loans of RMB150,000,000 ($24,513,809)—The interest bearing at a fixed rate was thereon based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 5% (6.30% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB150,000,000 ($24,513,809) was outstanding, of which RMB20,000,000 ($3,268,508) will be repayable on August 5, 2015, RMB30,000,000 ($4,902,762) will be repayable on October 15, 2015, RMB20,000,000 ($3,268,508) will be repayable on October 16, 2015, RMB30,000,000 ($4,902,762) will be repayable on November 5, 2015, and two loans of RMB50,000,000 ($8,171,269) will be repayable on November 16, 2015.  All borrowings under these loan agreements are guaranteed by third party companies.

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A short-term loan of RMB40,000,000 ($6,537,016)—The interest bearing at a fixed rate is thereon based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 5% (6.30% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB40,000,000 ($6,537,016) was outstanding, which will be repayable on October 7, 2015. Borrowing under the loan agreement is guaranteed by third party companies and the Chief Executive Officer Mr. Jinmiao Wang (the “CEO”) simultaneously.

During the year ended December 31, 2013, the ABC granted the Company four loans of RMB103,200,000 which are including:

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Two short-term loans of RMB43,200,000—The interest bearing at a fixed rate  is thereon based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 10% (6.60% per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB43,200,000 was outstanding, of which RMB23,200,000 has been fully repaid on January 15, 2014, and RMB20,000,000 has been fully repaid on February 5, 2014. All borrowings under these loan agreements are guaranteed by a third party company.

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Two short-term loans of RMB60,000,000—The interest bearing at a fixed rate  is thereon based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 15% (6.90% per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB60,000,000 was outstanding, of which RMB40,000,000 has been fully repaid on March 4, 2014, and RMB20,000,000 has been fully repaid on September 15, 2014. All borrowings under these loan agreements are guaranteed by a third party company.

Note (iii): During the year ended December 31, 2013, Longjiang Bank granted the Company one loan of RMB25,000,000:

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A short-term loan of RMB25,000,000—In December 2013, the Company entered into a loan agreement with Longjiang Commercial Bank of China pursuant to which the Company may borrow up to RMB50,000,000. The Company drew down RMB15,000,000 on December 19, 2013 and RMB10,000,000 on December 23, 2013. As of December 31, 2013, the Company had RMB25,000,000 available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear at a fixed rate of 8.4% per annum, and all amounts have been fully repaid on December 18, 2014. Borrowings under loan agreements are guaranteed by the subsidiary Shandong Borun.

Note (iv):During the year ended December 31, 2014, the China Construction Bank (the “CCB”) granted the Company five loans of RMB300,000,000 ($49,027,619), which are including:

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Three short-term loans of RMB220,000,000 ($35,953,588)—the interest bearing at a fixed rate is thereon based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB220,000,000 ($35,953,588) was outstanding, of which RMB80,000,000 ($13,074,032) will be repayable on January 6, 2015, RMB70,000,000 ($11,439,778) will be repayable on January 19, 2015, and RMB70,000,000 ($11,439,778) will be repayable on March 19, 2015. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB278,950,000 ($45,587,514), contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

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A short-term loan of RMB30,000,000 ($4,902,762)—the interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 10% (6.60% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB30,000,000 ($4,902,762) was outstanding, which will be repayable on September 28, 2015. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his two family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($25,494,362); contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

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A short-term loan of RMB50,000,000 ($8,171,269)—The interest thereon bear at a fixed rate that is based on the loan prime rates plus 110 basic point (6.60% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB50,000,000 ($8,171,269) was outstanding, which will be repayable on December 11, 2015. Borrowing under the loan agreement is secured by buildings and land of Daqing Borun with total carrying values of RMB94,100,997 ($15,378,493) and RMB5,712,909 ($933,634), respectively, as of December 31, 2014, and guaranteed by the Company’s CEO and his three family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall not less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000 ($25,494,362); Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2014.

During the year ended December 31, 2013, the CCB granted the Company three loans of RMB150,000,000, which are including:

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A short-term loan of RMB70,000,000—the interest thereon is calculated based on a fixed rate of 6.0% per annum. As of December 31, 2013, an amount of RMB70,000,000 was outstanding, which has been fully repaid on March 6, 2014. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 1.0; contingent liabilities of Daqing Borun shall not exceed RMB368,500,000, contingent liabilities of Daqing Borun shall not exceed 70% of its total net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

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A short-term loan of RMB30,000,000—the interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB30,000,000 was outstanding, which has been fully repaid on September 16, 2014. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be over 70%; the current ratio of Daqing Borun shall not less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB279,000,000; Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

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A short-term loan of RMB50,000,000—The interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB50,000,000 was outstanding, which has been fully repaid on October 24, 2014. Borrowing under the loan agreement are secured by buildings and land of Daqing Borun with total carrying values of RMB98,355,916 and RMB5,741,110, respectively, as of December 31, 2013, and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang (the “CEO”) and his three family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall not less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB279,000,0000; Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

Note (v):During the year ended December 31, 2014, the Agricultural Development Bank of China (the “ADB”) granted the Company four loans of RMB410,000,000 ($67,004,412), which are including:

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A short-term loan of RMB150,000,000 ($24,513,809) —In December 2013, the Company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB190,000,000. The Company drew down RMB50,000,000 ($8,171,270), RMB50,000,000 ($8,171,270), and RMB50,000,000 ($8,171,270) on January 7, February 28, and March 21, 2014 respectively. Borrowing under the loan agreement is guaranteed by the Company’s CEO. All borrowings under this loan have been fully repaid as of December 31, 2014..

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A short-term loan of RMB190,000,000 ($31,050,825)—The interest thereon bear at a fixed rate of 6.00% per annum. As of December 31, 2014, an amount of RMB190,000,000 ($31,050,825) was outstanding, of which RMB100,000,000 ($16,342,539), RMB60,000,000 ($9,805,524), and RMB30,000,000 ($4,902,762) will be repayable on June 30, August 30, and September 30, 2015, respectively. Borrowing under the loan agreement is secured by the corn of 100,328 ton of Daqing Borun with total carrying value of RMB183,765,570 ($30,031,961) and guaranteed by the Company’s CEO simultaneously.. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

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A short-term loan of RMB10,000,000 ($1,634,254)—The interest thereon bear a fixed rate of 6.00% per annum. As of December 31, 2014, an amount of RMB10,000,000 ($1,634,254) was outstanding, which will be repayable on September 30, 2015. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB30,617,298 ($5,003,644), secured by the corn of 100,328 ton of Daqing Borun with total carrying value of RMB183,765,570 ($30,031,961) and guaranteed by the Company’s CEO simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

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A long-term loan of RMB60,000,000($9,805,524) —In November 2014, the company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB70,000,000. The Company drew down RMB60,000,000 on November 11, 2014 and was outstanding at December 31, 2014. The interest thereon bear a fixed rate of 6.33% per annum. As of December 31, 2014, an amount of RMB60,000,000 ($9,805,524) was outstanding, of which RMB 30,000,000 ($4,902,762) and RMB 30,000,000 ($4,902,762) will be repayable on October 20 and November 10, 2016, respectively. Borrowing under the loan agreement is guaranteed by two third party guarantors, a third party company and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company pledged its property, plant and equipment to a third party guarantor with total carrying values of RMB20,668,761 ($3,377,801). Besides, Datong District People’s Government, the subsidiary Shandong Borun, and the Company’s CEO provided counter guarantee to these two third party guarantors simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2014.

During the year ended December 31, 2013, the ADB granted the Company three loans of RMB100,000,000, which are including:

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A short-term loan of RMB50,000,000—The interest thereon bear at a fixed rate of 6.0% per annum. As of December 31, 2013, an amount of RMB50,000,000 was outstanding, which has been fully repaid on November 11, 2014. Borrowing under the loan agreement is guaranteed by third party guarantor and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company granted 100% equity interests of Daqing Borun, and pledged its buildings and land-use rights and property, plant and equipment to the third party guarantor with total carrying values of RMB200,000,000; RMB27,774,076; RMB2,553,520 and RMB8,069,012, respectively.

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A short-term loans of RMB10,000,000—The interest thereon bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum as of December 31, 2013 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise), an amount of RMB10,000,000 was outstanding, which has been fully repaid on September 30, 2014. Borrowing under the loan agreement is secured by equipment of Daqing Borun with total carrying value of RMB22,166,077 and guaranteed by the Company’s CEO simultaneously.

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A short-term loan of RMB40,000,000—In December 2013, the company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB190,000,000. The Company drew down RMB40,000,000 on December 2, 2013. As of December 31, 2013, the Company had RMB150,000,000 available for the borrowing under such agreement. All amounts borrowed under the loan agreement bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum as of December 31, 2013 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise), and all amounts have been fully repaid on September 30, 2014. Borrowings under the loan agreement are guaranteed by the Company’s CEO.

Note (vi):During the year ended December 31, 2014, China CITIC Bank granted the Company five loans of RMB170,000,000 ($27,782,317), which are including:

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Three short-term loans of RMB99,000,000 ($16,179,114)—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date rise 25% (7.50% per annum as of December 31, 2014). As of December 31, 2014, an amount of RMB99,000,000 ($16,179,114) was outstanding, of which RMB30,000,000 ($4,902,762), RMB49,000,000 ($8,007,844), and RMB20,000,000 ($3,268,508) will be repayable on June 24, August 4, and September 28, 2015 respectively. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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A short-term loan of RMB31,000,000 ($5,066,187)—The interest thereon bear at a fixed rate of 6.6% per annum. As of December 31, 2014, an amount of RMB31,000,000 ($5,066,187) was outstanding, which will be repayable on October 29, 2015. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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A short-term loan of RMB40,000,000 ($6,537,016)—As of December 31, 2014, an amount of RMB40,000,000 ($6,537,016) was outstanding, which will be repayable on February 11, 2015. The borrowing is secured by RMB20,000,000 ($3,268,508) deposits at the bank and guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

During the year ended December 31, 2013, China CITIC Bank granted the Company four loans of RMB170,000,000, which are including:

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A short-term loan was RMB30,000,000—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date rise 30% (7.80% per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB30,000,000 was outstanding, which has been fully repaid on April 27, 2014. Borrowings under loan agreement are guaranteed by Shandong Borun.

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Two short-term loans of RMB100,000,000—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date rise 25% (7.50%  per annum as of December 31, 2013). As of December 31, 2013, an amount of RMB100,000,000 was outstanding, of which RMB49,000,000 which has been fully repaid on August 18, 2014, and RMB51,000,000 has been fully repaid on September 4, 2014. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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A short-term loan of RMB40,000,000—As of December 31, 2013, an amount of RMB40,000,000 was outstanding, which has been fully repaid on June 16, 2014. The borrowing is secured by RMB20,040,667 deposits at the bank and guaranteed by Shandong Borun.

Note (vii):During the year ended December 31, 2014, the Bank of China granted the Company five loans of RMB47,000,000  ($7,680,994):

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Two short-term loans of RMB15,000,000 ($2,451,381)—As of December 31, 2014, an amount of RMB15,000,000 ($2,451,381) was outstanding, of which RMB10,000,000 ($1,634,254) will be repayable on May 7, 2015, and RMB5,000,000 ($817,127) will be repayable on June 15, 2015. The loans are secured by RMB15,000,000 ($2,451,381) deposit at the bank and pledged by third party fixed deposit receipt of RMB15,000,000 ($2,451,381).

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Three short-term loans of RMB32,000,000 ($5,229,613) — These loans were secured by RMB32,000,000 ($5,229,613) deposit at the bank and pledged by third parties fixed deposit receipt of RMB 32,000,000 ($5,229,613). As of December 31, 2014, all borrowings under these loans have been fully repaid during the year.

During the year ended 2013, the Bank of China granted the Company two loans of RMB22,000,000:

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Two short-term loans of RMB22,000,000—As of December 31, 2013, an amount of RMB22,000,000 was outstanding, of which RMB5,000,000 has been fully repaid on April 24, 2014, and RMB17,000,000 has been fully repaid on May 13, 2014. These loans are secured by RMB22,000,000 deposit at the bank and pledged by third party fixed deposit receipt of RMB22,000,000.

Note (viii):During the year ended December 31, 2014, the Xingye International Trust Co., Ltd granted the Company a short-term loan of    RMB26,000,000 ($4,249,060):

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A short-term loans of RMB26,000,000 ($4,249,060)—The interest thereon bear at a fixed rate of 5.23% per annum. As of December 31, 2014, an amount of RMB26,000,000 ($4,249,060) was outstanding, which will be repayable on May 21, 2015. The loan is pledged by RMB27,370,000 ($4,472,953) term deposit at China CITIC Bank.